Benefit Plans - Fair Values of Company's Pension Plan By Asset Category (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 6,111	$ 5,041	$ 5,605
Estimate of Fair Value Measurement [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6,111	5,041
Estimate of Fair Value Measurement [Member] | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	186	63
Estimate of Fair Value Measurement [Member] | ETF Mutual Fund [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,404	2,860
Estimate of Fair Value Measurement [Member] | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	419	346
Estimate of Fair Value Measurement [Member] | Fixed Income Funds [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,324	996
Estimate of Fair Value Measurement [Member] | ETF Fixed Income [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	283	367
Estimate of Fair Value Measurement [Member] | Commodities [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	178	149
Estimate of Fair Value Measurement [Member] | Large and small Cap [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	317	260
Fair Value, Inputs, Level 1
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6,111	5,041
Fair Value, Inputs, Level 1 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	186	63
Fair Value, Inputs, Level 1 | ETF Mutual Fund [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3,404	2,860
Fair Value, Inputs, Level 1 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	419	346
Fair Value, Inputs, Level 1 | Fixed Income Funds [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,324	996
Fair Value, Inputs, Level 1 | ETF Fixed Income [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	283	367
Fair Value, Inputs, Level 1 | Commodities [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	178	149
Fair Value, Inputs, Level 1 | Large and small Cap [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	317	260
Fair Value, Inputs, Level 2
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | ETF Mutual Fund [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Fixed Income Funds [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | ETF Fixed Income [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Commodities [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 | Large and small Cap [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Money Market Funds
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | ETF Mutual Fund [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | International
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Fixed Income Funds [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | ETF Fixed Income [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Commodities [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 | Large and small Cap [Member]
Schedule Of Fair Value Of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0